Post-employment benefits for employees (Tables)	12 Months Ended
Dec. 31, 2023
Statement [line items]
Summary of the funded and unfunded defined benefit obligation for pension and other post retirement benefit plans table
	Pension plans		Other post-employment benefit plans

(USD millions)	2023	2022	2023	2022

Benefit obligation at January 1	17 533	23 583	422	560

Benefit obligations related to discontinued operations [1]	-529		-26

Current service cost	260	348	9	12

Interest cost	504	249	22	17

Past service costs and settlements	28	-40		1

Administrative expenses	25	23

Remeasurement gains arising from changes in financial assumptions [2]	1 350	-5 046	13	-94

Remeasurement (gains)/losses arising from changes in demographic assumptions	-303	-53	-14

Experience-related remeasurement losses/(gains)	23	199	44	-28

Currency translation effects	1 304	-650	4	-2

Benefit payments	-1 384	-1 253	-34	-44

Contributions of employees	174	174

Effect of acquisitions, divestments or transfers	52	-1

Benefit obligation at December 31	19 037	17 533	440	422

Fair value of plan assets at January 1	18 945	22 420	60	73

Plan assets related to discontinued operations [1]	-386

Interest income	514	220	2	2

Return on plan assets excluding interest income	175	-2 500	10	-12

Currency translation effects	1 524	-539

Novartis contributions	408	424	33	41

Contributions of employees	174	174

Settlements	-35	-1

Benefit payments	-1 384	-1 253	-34	-44

Effect of acquisitions, divestments or transfers	-1

Fair value of plan assets at December 31	19 934	18 945	71	60

Funded status	897	1 412	-369	-362

Limitation on recognition of fund surplus at January 1	-2 644	-62

Limitation on recognition of fund surplus at January 1, related to discontinued operations	6

Change in limitation on recognition of fund surplus	740	-2 504

Currency translation effects	-209	-76

Interest income on limitation of fund surplus	-60	-2

Limitation on recognition of fund surplus at December 31 [3]	-2 167	-2 644

Net liability in the balance sheet at December 31	-1 270	-1 232	-369	-362

[1] Represents the benefit obligation, respectively the plan assets at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations.

[2] The remeasurement gains arising from changes in financial assumptions is driven mainly by changes in the actuarial discount rates used to determine the benefit obligation.
[3] The most significant pension plans where the asset ceiling was required to be applied were in Switzerland and amounted to USD 2 112 million (2022: USD 2 587 million).

Reconciliation of the net liability table
	Pension plans		Other post-employment benefit plans

(USD millions)	2023	2022	2023	2022

Net liability at January 1	-1 232	-1 225	-362	-487

Less: net liability related to discontinued operations [1]	149		26

Current service cost	-260	-348	-9	-12

Net interest expense	-50	-31	-20	-15

Administrative expenses	-25	-23

Past service costs and settlements	-63	39		-1

Remeasurements	-895	2 400	-33	110

Currency translation effects	11	35	-4	2

Novartis contributions	408	424	33	41

Effect of acquisitions, divestments or transfers	-53	1

Change in limitation on recognition of fund surplus	740	-2 504

Net liability at December 31	-1 270	-1 232	-369	-362

Amounts recognized in the consolidated balance sheet

Prepaid benefit cost	545	491

Accrued benefit liability	-1 815	-1 723	-369	-362

[1] Represents the net liability at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 31 provide disclosures related to discontinued operations

Principal weighted average actuarial assumptions
	Pension plans			Other post-employment benefit plans

	2023	2022	2021	2023	2022	2021

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	2.2%	3.0%	0.9%	5.5%	6.3%	3.3%

Expected rate of pension increase	0.3%	0.4%	0.5%

Expected rate of salary increase	3.0%	2.9%	2.7%

Interest on savings account	1.3%	2.2%	0.5%

Current average life expectancy for a 65-year-old male in years	22	22	22	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

The sensitivity of the defined benefit pension obligation to the principal actuarial assumptions
(USD millions)	Change in 2023 year-end defined benefit pension obligation	Change in 2022 year-end defined benefit pension obligation

25 basis point increase in discount rate	-528	-466

25 basis point decrease in discount rate	557	491

One-year increase in life expectancy	644	535

25 basis point increase in rate of pension increase	366	316

25 basis point decrease in rate of pension increase	-61	-63

25 basis point increase of interest on savings account	43	38

25 basis point decrease of interest on savings account	-42	-37

25 basis point increase in rate of salary increase	41	37

25 basis point decrease in rate of salary increase	-42	-37

The healthcare cost trend rate assumptions used for other post-employment benefits
	2023	2022	2021

Healthcare cost trend rate assumed for next year	6.3%	6.5%	6.0%

Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%

Year that the rate reaches the ultimate trend rate	2031	2031	2028

The weighted average plan asset allocation of funded defined benefit pension plans
	Pension plans

(as a percentage)	Long-term target minimum	Long-term target maximum	2023	2022

Equity securities	15	40	25	24

Debt securities	20	60	34	31

Real estate	5	30	19	21

Alternative investments	0	20	17	18

Cash and other investments	0	15	5	6

Total			100	100

Asset allocation, investments in shares of Novartis AG
	December 31, 2023	December 31, 2022

Investment in shares of Novartis AG

Number of shares (in millions)	2.3	2.3

Market value (in USD billions)	0.2	0.2

The expected future cash flows in respect of pension and other post- employment benefit plans
(USD millions)	Pension plans	Other post- employment benefit plans

Company contributions

2024 (estimated)	388	39

Expected future benefit payments

2024	1 434	40

2025	1 317	40

2026	1 186	40

2027	1 159	39

2028	1 132	38

2029–2033	5 316	175

Defined contribution plans
(USD millions)	2023	2022	2021

Contributions for defined contribution plans continuing operations	477	483	484

Pension plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2023				2022

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	13 453	2 574	3 010	19 037	11 824	2 746	2 963	17 533

Thereof unfunded		538	390	928		556	363	919

By type of member

Active	5 557	389	847	6 793	4 799	431	931	6 161

Deferred pensioners		770	912	1 682		830	861	1 691

Pensioners	7 896	1 415	1 251	10 562	7 025	1 485	1 171	9 681

Fair value of plan assets at December 31	15 892	1 835	2 207	19 934	14 701	1 978	2 266	18 945

Funded status	2 439	-739	-803	897	2 877	-768	-697	1 412

Other post-employment benefit plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2023			2022

(USD millions)	United States	Rest of the world	Total	United States	Rest of the world	Total

Benefit obligation at December 31	356	84	440	346	76	422

Thereof unfunded	285	84	369	286	76	362

By type of member

Active	30	10	40	30	18	48

Deferred pensioners	1	0	1	8	0	8

Pensioners	325	74	399	308	58	366

Fair value of plan assets at December 31	71	0	71	60	0	60

Funded status	-285	-84	-369	-286	-76	-362